Trade and other payables	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Trade and other payables

12. Trade and other payables

	2025	2024

Payable to member gyms	33,789	69,019
Taxes payable	533,494	603,550
Trade payables	2,699,277	938,105
Accruals	596,530	300,000
Loans from Directors (note 20)	288,000	-
Other Payables	61,386	80,862
	4,212,476	1,991,536